Cover	Sep. 24, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	1-32853
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Central Index Key	0001326160
Entity Tax Identification Number	20-2777218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DUK
Security Exchange Name	NYSE
Junior Subordinated Debentures 5. 625 Coupon Due September 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Debentures due September 15, 2078
Trading Symbol	DUKB
Security Exchange Name	NYSE
Depository Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	DUK PR A
Security Exchange Name	NYSE
Percentage 310seniornotesdue 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.10% Senior Notes due 2028
Trading Symbol	DUK 28A
Security Exchange Name	NYSE
Percentage 385seniornotesdue 2034 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.85% Senior Notes due 2034
Trading Symbol	DUK 34
Security Exchange Name	NYSE
Threepointsevenfivepercent Senior Notesdue 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.75% Senior Notes due 2031
Trading Symbol	DUK 31A
Security Exchange Name	NYSE
Corporate Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	DUKU
Security Exchange Name	NYSE